CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows used in operating activities
Net loss for the period	$ (948,043)	$ (292,112)	$ (2,338,838)	$ (2,297,717)
Items not affecting cash:
Current income tax expense	0	0	150	155
Depreciation	612	89	1,470	266
Interest and finance income	(75,568)	(130,069)	(279,742)	(366,700)
Share-based compensation	184,026	39,875	749,389	179,762
Unrealized fair value (gain) loss on marketable securities	4,097	(149)	(2,825)	7,562
Unrealized foreign exchange (gain) loss	82	107	(124)	(51)
Write-off of E&E assets	2,713	1,471	3,763	1,225,129
Changes in non-cash working capital items:
Receivables and other	(213,159)	79,368	(262,405)	(10,722)
Accounts payable and accrued liabilities	4,650	(21,219)	(58,396)	2,968
Income taxes paid	0	0	(150)	(155)
Net cash used in operating activities	(1,040,590)	(322,639)	(2,187,708)	(1,259,503)
Cash flows generated by investing activities
Purchase of property and equipment	0	0	(11,000)	0
Expenditures on E&E assets	(432,685)	(818,273)	(1,884,389)	(1,112,719)
Interest received	170,671	162,009	333,127	405,679
Purchase of short-term investments	(3,350,000)	(4,000,000)	(6,100,000)	(12,000,000)
Redemption of short-term investments	4,000,000	6,500,000	9,500,000	16,500,000
Net cash generated by investing activities	387,986	1,843,736	1,837,738	3,792,960
(Decrease) increase in cash and cash equivalents for the period	(652,604)	1,521,097	(349,970)	2,533,457
Cash and cash equivalents, beginning of period	1,207,937	1,644,336	907,551	630,623
Effect of foreign exchange rate changes on cash and cash equivalents	379	(1,246)	(1,869)	107
Cash and cash equivalents, end of period	$ 555,712	$ 3,164,187	$ 555,712	$ 3,164,187